Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) ft²	Apr. 30, 2021 ft²	Sep. 30, 2019 USD ($)	Mar. 31, 2016 USD ($) ft²	Dec. 31, 2011 ft²	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft² Suits Building	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Number of properties subject to operating lease occupied by the company | Building										2
Construction in progress of property and equipment										$ 6,100
Proceeds from lease financing obligation								$ 720	$ 448	1,123	$ 748	$ 828
Operating lease month of expiry								2036-01
Research and development						$ 289,188	$ 52,031	$ 611,908	$ 111,616	1,149,662	159,767	96,299
Remaining funding commitment										99,000
Year One [Member]
Loss Contingencies [Line Items]
Remaining funding commitment										15,000
Year Two [Member]
Loss Contingencies [Line Items]
Remaining funding commitment										14,000
Year Three [Member]
Loss Contingencies [Line Items]
Remaining funding commitment										17,500
Year Four [Member]
Loss Contingencies [Line Items]
Remaining funding commitment										17,500
Twist Bioscience Corporation (Twist)
Loss Contingencies [Line Items]
Research and development										$ 8,900	10,400	8,300
Remaining funding commitment													$ 58,000
Twist Bioscience Corporation (Twist) | Year One [Member]
Loss Contingencies [Line Items]
Remaining funding commitment													10,000
Twist Bioscience Corporation (Twist) | Year Two [Member]
Loss Contingencies [Line Items]
Remaining funding commitment													13,000
Twist Bioscience Corporation (Twist) | Year Three [Member]
Loss Contingencies [Line Items]
Remaining funding commitment													16,000
Twist Bioscience Corporation (Twist) | Year Four [Member]
Loss Contingencies [Line Items]
Remaining funding commitment													$ 19,000
Berkeley Lights, Inc.
Loss Contingencies [Line Items]
Long-term Purchase Commitment, Amount			$ 150,000
Collaboration prepayments			11,500
Minimum [Member] | Research and Development Expense
Loss Contingencies [Line Items]
Term Of Capital Lease										3 years
Minimum [Member] | Berkeley Lights, Inc.
Loss Contingencies [Line Items]
Obligations relating to assets on operating lease			109,000
Maximum [Member] | Research and Development Expense
Loss Contingencies [Line Items]
Term Of Capital Lease										5 years
Maximum [Member] | Berkeley Lights, Inc.
Loss Contingencies [Line Items]
Obligations relating to assets on operating lease			$ 150,000
21-23-25 Drydock Avenue
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²										70,000
Number of Suits occupied | Suits										4
Incentive from Lessor				$ 5,300
Lessee, operating lease option to extend				five years
Depreciation On Property Subject To Operating Lease										$ 400	400	400
Lease, interest expenses										2,300	2,300	2,300
Assets subject to operating lease capitalized during the period										16,500	16,800
21-23-25 Drydock Avenue | Letter of Credit
Loss Contingencies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,400
21-23-25 Drydock Avenue | Office and Laboratory
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²				87,000
27 Drydock Avenue
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²					130,000
Lessee, operating lease option to extend	six years				five years
Additional Area Of Real Estate Property | ft²	48,000
Incentive from lessor unamortized net										10,000	8,100
Operating Leases, Rent Expense, Net	$ 16,100
27 Drydock Avenue | Letter of Credit
Loss Contingencies [Line Items]
Line of credit										2,900	1,600
1 Au Bon Pain Way and 3 Anchor Way
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²	262,000	152,000
Lessee, Operating Lease, Renewal Term		10 years
Construction in progress of property and equipment										6,100
Proceeds from lease financing obligation										6,100
Annual rent increases	$ 21,600
Operating Leases, Rent Expense, Net										17,700	$ 7,000	$ 6,100
1 Au Bon Pain Way and 3 Anchor Way | Joyn And Motiff
Loss Contingencies [Line Items]
Operating sublease rent receivable per annum										2,100
1 Au Bon Pain Way and 3 Anchor Way | Joyn [Member]
Loss Contingencies [Line Items]
Operating Lease Rental Expense Per Annum Under Sublease										200
1 Au Bon Pain Way and 3 Anchor Way | Motiff
Loss Contingencies [Line Items]
Operating lease month of expiry		2024-11
Operating Lease Rental Expense Per Annum Under Sublease										$ 700
1 Au Bon Pain Way and 3 Anchor Way | Letter of Credit
Loss Contingencies [Line Items]
Line of credit	$ 14,700
Twenty Seven Drydock [Member]
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²						18,170		18,170
Operating Leases, Rent Expense, Net								$ 2,200
Estimated lease commencement date								Apr. 30, 2023
Total base rent payments								$ 23,100